Other financial assets and liabilities (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Other Financial Assets And Liabilities
Other financial assets, Restricted cash - Non-Current	$ 4	$ 4
Other financial assets, Derivative financial instruments- Current	168	271
Other financial assets, Derivative financial instruments- Non-Current	109	544
Other financial assets, Investments in equity securities - Non- Current	47	45
Total other financial assets - Current	168	271
Total other financial assets - Non-Current	160	593
Other financial liabilities, Derivative financial instruments - Current	135	36
Other financial liabilities, Derivative financial instruments - Non-Current	105	95
Other financial liabilities - Related parties - Current	144	290
Other financial liabilities, Liabilities related to the concession grant - Current	680	591
Other financial liabilities, Liabilities related to the concession grant - Non-Current	2,551	3,278
Other financial liabilities, Advances and other financial obligations	508	759
Total other financial liabilities - Current	1,467	1,676
Total other financial liabilities - Non-Current	$ 2,656	$ 3,373